Label	Element	Value
MFS Lifetime Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is June 20, 2014. MFS® Lifetime® Retirement Income Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime® Retirement Income Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Effective August 28, 2014, the name of the fund will change to MFS® Lifetime® Income Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective August 28, 2014, the second paragraph under the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

The fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to the fund’s target asset allocation.